Prepayments and Other Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense And Other Assets Current [Abstract]
Prepayments	$ 5,119,000	$ 1,663,000
Deposits	2,344,000	2,323,000
Export tax receivable	507,000	1,457,000
VAT recoverable	118,000	320,000
Deferred offering cost	0	964,000
Others	1,505,000	1,101,000
Total of prepayments and other assets	$ 9,593,000	$ 7,828,000